Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,087,330)	$ (3,706,166)	$ (5,786,311)
Equity in loss of subsidiaries	(3,612,264)	3,529,999	3,684,384
Change in fair value of convertible note	536,295
Change in fair value of warrants liabilities	7,387,121
Share based compensations			1,825,000
Prepayments and other assets	(27,955)	(23,332)	(10,000)
Accrued expenses and other liabilities	73,524
NET CASH USED IN OPERATING ACTIVITIES	(730,609)	(199,499)	(286,927)
CASH FLOWS FROM INVESTING ACTIVITIES:
(Loan to) payment from subsidiaries	(4,289,564)	(38,999)	533,961
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(4,289,564)	(38,999)	533,961
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible note	5,000,000
Advance from a related party		10,000	2,287
NET CASH PROVIEDED BY FINANCING ACTIVITIES	5,000,000	10,000	2,287
CHANGES IN CASH AND CASH EQUIVALENTS	(20,173)	(228,498)	249,321
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR	25,985	254,483	5,162
CASH AND CASH EQUIVALENTS END OF YEAR	$ 5,812	$ 25,985	$ 254,483